Consortia (partnerships) in E&P activities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consortia Partnerships In Ep Activities
Opening balance	$ 462	$ 407
Additions/(Write-offs) on PP&E	230	17
Payments made	(1)	(56)
Other income and expenses	16	62
Translation adjustments	(130)	32
Closing balance	$ 577	$ 462